Subsequent Events	12 Months Ended
Apr. 03, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events
Joint Venture
On April 4, 2022, the Company along with its long-standing distribution partner Sazaby League, Ltd. formed a joint venture, Canada Goose Japan, to capture synergies in their business arrangement. The Company contributed $2.5m for 50% of the legal entity comprising the joint venture, and controls the joint venture from the date of its inception. Sazaby contributed cash as well as certain assets and liabilities in exchange for its 50% share.
The acquisition will be accounted for as a business combination, with the Company consolidating 100% of the results of the joint venture from the date of the acquisition. Given the timing of the transaction and measurement uncertainty with final purchase agreement consideration adjustments, the purchase price allocation is yet to be finalized and a preliminary purchase price allocation will be disclosed in the Company’s first quarter 2023 condensed consolidated interim financial statements.
There were $0.7m in transaction related costs included in the SG&A expenses in the consolidated statement of income and comprehensive income for the year ended April 3, 2022.